Federated Hermes Government Ultrashort Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—63.8%
		Federal Home Loan Mortgage Corporation—35.6%
$ 388,021		Class FE, 5.839% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	$ 381,345
73,737		Series 242, Class F29, 5.689% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	72,270
55,645		Series 244, Class F22, 5.789% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	54,626
131,104		Series 244, Class F30, 5.739% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	128,767
33,200		Series 2111, Class MA, 5.939% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	33,162
33,921		Series 2111, Class MB, 5.939% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	33,883
34,643		Series 2111, Class MC, 5.939% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	34,604
28,917		Series 2286, Class FA, 5.839% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	28,800
73,543		Series 2296, Class FC, 5.939% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	73,342
115,758		Series 2326, Class FJ, 6.389% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	116,038
204,970		Series 2344, Class FP, 6.389% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	205,480
85,741		Series 2367, Class FG, 6.059% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	85,655
34,461		Series 2380, Class FI, 6.039% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	34,411
183,076		Series 2380, Class FL, 6.039% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	182,877
112,141		Series 2386, Class FE, 6.139% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	112,237
45,590		Series 2389, Class FI, 6.189% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	45,683
12,619		Series 2395, Class FT, 5.889% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	12,571
12,734		Series 2396, Class FL, 6.039% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	12,722
140,105		Series 2412, Class OF, 6.389% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	140,462
56,053		Series 2418, Class FO, 6.339% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	56,096
40,047		Series 2451, Class FC, 6.439% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	40,194
4,211		Series 2452, Class FG, 5.989% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	4,196
66,094		Series 2460, Class FE, 6.439% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	66,357
17,931		Series 2470, Class FI, 5.839% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	17,902
40,600		Series 2470, Class FW, 6.439% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	40,749
38,873		Series 2470, Class FX, 6.439% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	39,016
66,391		Series 2470, Class GF, 6.439% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	66,655
36,553		Series 2471, Class FS, 5.939% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	36,334
170,218		Series 2475, Class FL, 6.439% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	170,878
113,478		Series 2476, Class FC, 6.439% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	113,918
63,680		Series 2477, Class FD, 5.839% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	63,373
50,896		Series 2479, Class FA, 5.839% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	50,782
29,821		Series 2481, Class FC, 6.439% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	29,931
67,991		Series 2493, Class F, 5.839% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	67,744
35,273		Series 2495, Class F, 5.839% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	35,215
68,704		Series 2498, Class HF, 6.439% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	68,977
42,295		Series 2504, Class FP, 5.939% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	42,036
121,581		Series 2526, Class FC, 5.839% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	121,004
102,568		Series 2530, Class FK, 5.839% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	102,105
194,698		Series 2551, Class FD, 5.839% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	193,020
33,894		Series 2610, Class FD, 5.939% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	33,645
618,517		Series 2631, Class FC, 5.839% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	612,846
126,918		Series 2671, Class F, 5.889% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	125,834
181,890		Series 2684, Class FV, 6.339% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	182,118
805,705		Series 2750, Class FG, 5.839% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	796,852
2,050,232		Series 2750, Class FH, 5.939% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	2,036,715

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 54,049		Series 2796, Class FD, 5.789% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	$ 53,949
267,377		Series 2812, Class LF, 5.839% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	266,208
242,092		Series 3036, Class NF, 5.739% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	237,688
50,286		Series 3085, Class FW, 6.139% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	50,357
349,515		Series 3085, Class VF, 5.759% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	343,952
346,952		Series 3184, Class JF, 5.839% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	341,663
29,933		Series 3300, Class FA, 5.739% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	29,386
30,040		Series 3325, Class NF, 5.739% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	29,490
384,090		Series 3380, Class FP, 5.789% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	377,026
301,739		Series 3542, Class NF, 6.189% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	300,450
1,553,335		Series 4689, Class FD, 5.789% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,496,277
1,054,331		Series 4821, Class FL, 5.760% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	1,015,472
15,866,459		Series 4915, Class FD, 5.886% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	15,458,688
3,121,498		Series 4925, Class FH, 5.836% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	3,046,029
2,577,886		Series 4936, Class PF, 5.936% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,463,542
7,026,747		Series 4965, Class KF, 6.086% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,808,442
32,467,401		Series 5323 FA, Class FA, 5.971% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	31,925,134
4,256,481		Series KF73, Class AS, 6.001% (SOFR +0.670%), 11/25/2029	4,243,499
12,539,975		Series KF76, Class AS, 5.941% (SOFR +0.610%), 1/25/2030	12,501,300
1,380,752		Series KF85, Class AL, 5.745% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	1,378,923
3,925,250		Series KF87, Class AL, 5.795% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	3,899,522
6,190,436		Series KF88, Class AL, 5.775% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	6,181,800
28,971,918		Series KF146, Class AS, 6.211% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	28,921,782
26,000,000		Series KF147, Class AS, 6.211% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	26,091,211
23,425,000		Series KF148, Class AS, 6.171% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	23,479,732
22,993,875		Series KF149, Class AS, 5.971% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	22,908,209
40,000,000		Series KF150, Class AS, 5.891% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	39,639,948
42,556,445		Series KF151, Class AS, 5.841% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	42,433,818
53,350,000		Series KF157, Class AS, 5.991% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	52,985,748
		TOTAL	335,912,672
		Federal National Mortgage Association—10.5%
66,008		Class FB, 5.936% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	65,440
355,984		Class NF, 6.036% (30-DAY AVERAGE SOFR +0.714%), 2/25/2037	355,922
15,957		Series 1998-22, Class FA, 5.838% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	15,911
14,581		Series 2000-34, Class F, 5.886% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	14,472
6,221		Series 2000-37, Class FA, 5.936% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	6,184
118		Series 2001-34, Class FB, 5.738% (30-DAY AVERAGE SOFR +0.414%), 12/18/2028	118
12,251		Series 2001-34, Class FL, 5.936% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	12,241
57,885		Series 2001-46, Class F, 5.838% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	57,797
82,204		Series 2001-53, Class FX, 5.786% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	81,463
158,916		Series 2001-56, Class FG, 5.936% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	158,729
55,573		Series 2001-68, Class FD, 5.936% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	55,447
57,379		Series 2002-4, Class FJ, 5.886% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	57,052
94,969		Series 2002-8, Class FA, 6.188% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	94,986
71,898		Series 2002-9, Class FH, 5.936% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	71,729
118,237		Series 2002-17, Class JF, 6.436% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	118,746
122,393		Series 2002-34, Class FC, 6.438% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	122,870
75,130		Series 2002-37, Class F, 6.236% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	75,061
4,321		Series 2002-39, Class FB, 5.988% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	4,302
28,917		Series 2002-41, Class F, 5.986% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	28,871
348,628		Series 2002-47, Class NF, 6.436% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	350,142

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 57,703		Series 2002-52, Class FD, 5.936% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	$ 57,454
70,089		Series 2002-53, Class FG, 6.536% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	70,580
254,434		Series 2002-58, Class FD, 6.036% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	253,550
84,892		Series 2002-64, Class FJ, 6.436% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	85,257
22,244		Series 2002-74, Class FV, 5.886% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	22,219
50,020		Series 2002-75, Class FD, 6.438% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	50,225
141,294		Series 2002-77, Class FH, 5.838% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	140,710
30,844		Series 2002-82, Class FB, 5.936% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	30,659
127,719		Series 2002-82, Class FC, 6.436% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	128,280
1,809		Series 2002-82, Class FG, 5.886% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	1,806
270,071		Series 2002-89, Class F, 5.736% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	267,366
51,086		Series 2002-90, Class FH, 5.936% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	50,785
467,934		Series 2002-93, Class FJ, 5.986% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	465,549
52,877		Series 2003-2, Class FA, 5.936% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	52,559
47,317		Series 2003-14, Class FT, 5.936% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	47,020
88,411		Series 2003-19, Class FY, 5.836% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	87,659
90,999		Series 2003-21, Class TF, 5.886% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	90,264
188,319		Series 2003-66, Class FA, 5.786% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	185,917
201,545		Series 2003-79, Class FC, 5.886% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	199,404
105,185		Series 2003-102, Class FT, 5.836% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	104,459
261,445		Series 2003-107, Class FD, 5.936% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	259,471
631,919		Series 2003-116, Class HF, 5.986% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	627,908
196,094		Series 2003-121, Class FD, 5.836% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	194,367
211,948		Series 2004-2, Class FW, 5.836% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	211,147
417,795		Series 2004-17, Class FT, 5.836% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	413,473
237,669		Series 2004-49, Class FN, 5.836% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	236,337
572,581		Series 2004-49, Class FQ, 5.886% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	570,694
594,599		Series 2004-51, Class FY, 5.816% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	587,946
303,850		Series 2004-53, Class FC, 5.886% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	300,927
177,553		Series 2004-64, Class FW, 5.886% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	176,428
304,341		Series 2005-104, Class FA, 5.836% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	300,160
1,072,160		Series 2006-75, Class FP, 5.736% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	1,051,405
251,067		Series 2006-79, Class DF, 5.786% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	247,594
345,279		Series 2006-81, Class FA, 5.786% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	339,360
779,255		Series 2006-90, Class FE, 5.886% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	773,231
394,507		Series 2006-98, Class FB, 5.746% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	387,860
1,299,715		Series 2006-W1, Class 2AF1, 5.656% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,287,200
401,720		Series 2008-52, Class FD, 5.786% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	395,494
2,534,547		Series 2010-136, Class F, 5.936% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	2,490,381
4,993,440		Series 2012-116, Class FA, 5.736% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	4,876,370
3,502,805		Series 2018-31, Class FD, 5.736% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	3,361,918
10,365,294		Series 2018-70, Class HF, 5.786% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	10,094,818
5,332,775		Series 2018-95, Class FB, 5.836% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	5,175,310
19,073,228		Series 2019-41, Class FD, 5.936% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	18,650,739
7,251,508		Series 2019-81, Class FJ, 5.936% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	7,055,351
16,118,575		Series 2023-42, Class FB, 5.786% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	15,626,122
9,944,021		Series 2023-42, Class FC, 5.866% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	9,687,385
10,581,905		Series 2023-42, Class FD, 5.836% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	10,108,843
		TOTAL	99,627,444
		Government National Mortgage Association—17.7%
100,935		Series 2004-59, Class FV, 5.684% (CME Term SOFR 1 Month +0.364%), 10/20/2033	100,160

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 4,130,988		Series 2010-62, Class PF, 5.934% (CME Term SOFR 1 Month +0.614%), 5/20/2040	$ 4,062,790
2,912,804		Series 2011-23, Class KF, 5.835% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,854,993
1,777,764		Series 2011-51, Class FA, 5.834% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,744,619
1,838,518		Series 2012-H15, Class FB, 5.962% (CME Term SOFR 1 Month +0.614%), 6/20/2062	1,829,961
654,378		Series 2012-H18, Class FA, 6.012% (CME Term SOFR 1 Month +0.664%), 8/20/2062	651,721
1,549,797		Series 2012-H18, Class SA, 6.042% (CME Term SOFR 1 Month +0.694%), 8/20/2062	1,544,737
3,385,957		Series 2012-H24, Class FC, 5.862% (CME Term SOFR 1 Month +0.514%), 10/20/2062	3,365,473
2,956,324		Series 2012-H25, Class BF, 5.842% (CME Term SOFR 1 Month +0.494%), 9/20/2062	2,941,360
2,271,840		Series 2012-H29, Class BF, 5.802% (CME Term SOFR 1 Month +0.454%), 11/20/2062	2,259,436
2,715,372		Series 2012-H29, Class CF, 5.802% (CME Term SOFR 1 Month +0.454%), 2/20/2062	2,697,643
1,265,396		Series 2012-H30, Class SA, 5.832% (CME Term SOFR 1 Month +0.484%), 12/20/2062	1,258,618
2,188,779		Series 2012-H31, Class FA, 5.812% (CME Term SOFR 1 Month +0.464%), 11/20/2062	2,177,171
6,992,221		Series 2016-147, Class AF, 5.834% (CME Term SOFR 1 Month +0.514%), 10/20/2046	6,775,064
10,926,599		Series 2017-H08, Class FC, 6.062% (CME Term SOFR 1 Month +0.714%), 3/20/2067	10,897,089
6,632,982		Series 2019-10, Class FC, 5.884% (CME Term SOFR 1 Month +0.564%), 1/20/2049	6,465,046
16,678,847		Series 2021-H06, Class JF, 6.824% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,956,535
9,141,369		Series 2021-H06, Class TF, 6.824% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	9,292,986
10,129,861		Series 2022-H06, Class FL, 5.774% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	10,086,809
22,544,812		Series 2023-13, Class JF, 5.974% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	22,192,215
22,061,223		Series 2023-84, Class JF, 6.224% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	21,902,676
35,513,499		Series 2023-H01, Class FB, 6.174% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	35,593,102
		TOTAL	167,650,204
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $607,845,205)	603,190,320
		MORTGAGE-BACKED SECURITIES—8.0%
		Federal Home Loan Mortgage Corporation—1.7%
16,168,027		6.000%, 9/1/2053	16,243,435
		Federal National Mortgage Association—6.3%
1,334,795		3.500%, 9/1/2049	1,216,499
11,103,499		5.500%, 2/1/2038	11,130,829
19,383,180		5.500%, 4/1/2038	19,430,890
20,896,646		6.000%, 1/1/2053	21,030,677
5,960,019		6.500%, 5/1/2053	6,069,971
30,237		7.500%, 1/1/2032	31,465
65,906		7.500%, 8/1/2032	68,820
		TOTAL	58,979,151
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $75,596,787)	75,222,586
		U.S. TREASURIES—3.9%
	[2]	U.S. Treasury Bills—2.0%
3,000,000		United States Treasury Bill, 4.975%, 7/18/2024	2,940,358
3,000,000		United States Treasury Bill, 5.020%, 7/25/2024	2,937,418
3,000,000		United States Treasury Bill, 5.045%, 7/5/2024	2,945,713
2,000,000		United States Treasury Bill, 5.100%, 8/22/2024	1,950,546
3,000,000		United States Treasury Bill, 5.130%, 8/29/2024	2,922,870
2,000,000		United States Treasury Bill, 5.320%, 5/2/2024	1,981,822
3,000,000		United States Treasury Bill, 5.325%, 4/25/2024	2,975,760
		TOTAL	18,654,487
	[1]	U.S. Treasury Notes—1.9%
6,000,000		United States Treasury Floating Rate Notes, 5.450% (91-day T-Bill +0.125%), 3/5/2024	5,996,133
5,000,000		United States Treasury Floating Rate Notes, 5.465% (91-day T-Bill +0.140%), 3/5/2024	5,000,555

Principal Amount			Value
		U.S. TREASURIES—continued
	[1]	U.S. Treasury Notes—continued
$ 2,500,000		United States Treasury Floating Rate Notes, 5.494% (91-day T-Bill +0.169%), 3/5/2024	$ 2,500,066
3,000,000		United States Treasury Floating Rate Notes, 5.495% (91-day T-Bill +0.170%), 3/5/2024	2,999,756
2,000,000		United States Treasury Floating Rate Notes, 5.525% (91-day T-Bill +0.200%), 3/5/2024	2,001,226
		TOTAL	18,497,736
		TOTAL U.S. TREASURIES (IDENTIFIED COST $37,151,244)	37,152,223
		GOVERNMENT AGENCIES—2.3%
		Federal Home Loan Bank System—0.7%
2,000,000		4.640%, 1/27/2025	1,910,064
2,000,000		4.735%, 11/8/2024	1,930,121
2,000,000		5.630%, 10/22/2024	1,999,697
1,000,000		5.640%, 11/1/2024	999,754
		TOTAL	6,839,636
	[1]	Federal Home Loan Bank System Floating Rate Notes—1.6%
5,000,000		5.380% (SOFR +0.070%), 4/1/2024	4,999,730
5,000,000		5.400% (SOFR +0.090%), 9/16/2024	4,999,850
2,000,000		5.410% (SOFR +0.100%), 10/7/2024	1,999,882
2,000,000		5.470% (SOFR +0.160%), 7/21/2025	1,999,907
1,000,000		5.475% (SOFR +0.165%), 9/5/2025	1,002,023
		TOTAL	15,001,392
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,848,038)	21,841,028
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association ARM—0.1%
180,637		4.957%, 4/1/2033	178,045
289,084		5.508%, 8/1/2034	293,070
53,853		5.970%, 9/1/2035	55,253
6,349		6.182%, 8/1/2032	6,412
9,139		6.340%, 2/1/2033	9,215
5,646		6.415%, 12/1/2032	5,696
42,942		6.457%, 5/1/2040	42,809
66,116		6.458%, 8/1/2040	65,935
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $664,763)	656,435
		REPURCHASE AGREEMENTS—22.0%
7,982,000		Interest in $1,733,000,000 joint repurchase agreement 5.31%, dated 2/29/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,733,255,618 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,767,920,730.	7,982,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 2/29/2024 under which Bank of Montreal will repurchase securities provided as collateral for $2,000,295,556 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2072 and the market value of those underlying securities was $2,042,261,923.	100,000,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 2/29/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,295,000 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2058 and the market value of those underlying securities was $2,040,000,000.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $207,982,000)	207,982,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $951,088,037)	946,044,592
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(993,992)
		TOTAL NET ASSETS—100%	$945,050,600

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
SOFR	—Secured Overnight Financing Rate